CASH, CASH EQUIVALENTS AND RESTRICTED CASH	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
CASH, CASH EQUIVALENTS AND RESTRICTED CASH
CASH, CASH EQUIVALENTS AND RESTRICTED CASH

7.    CASH, CASH EQUIVALENTS AND RESTRICTED CASH

Cash Equivalents

As of June 30, 2021 and December 31, 2020, investments in money market funds recorded as cash equivalents on the consolidated balance sheets were $63.5 million and $103.5 million, respectively.

Interest income from cash equivalents of $6 thousand and $18 thousand were recorded in interest income in the consolidated statements of operations for the three and six months ended June 30, 2021, respectively, and $0.1 million and $0.5 million for the three and six months ended June 30, 2020, respectively.

Restricted Cash

We have restricted cash of $12.1 million and $12.1 million as of June 30, 2021 and December 31, 2020, respectively, of which $10.0 million relates to amounts held by third-party lenders to collateralize our Amended 1st Credit Facility. The remaining balance relates to amounts held by financial institutions to establish a standby letter of credit required by the lessor of certain corporate office space.

A reconciliation of cash and cash equivalents and restricted cash from the consolidated balance sheets to the consolidated statements of cash flows is shown below (in thousands):

	June 30,	June 30,
	2021	2020
Cash and cash equivalents	$160,646	$117,050
Restricted cash	12,077	42,413
Total	$172,723	$159,463

Air Carrier Payroll Support Program

On March 27, 2020, the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”) was signed into law. The CARES Act provides aid in the form of loans, grants, tax credits, and other forms of government assistance. Specifically, the CARES Act provided the airline industry with up to $25.0 billion in grants with assurances the support was to be used exclusively for employee salaries, wages, and benefits.

During 2020, Wheels Up applied for government assistance under the Payroll Support Program from the U.S. Department of the Treasury as directed by the CARES Act. We were awarded a total grant of $76.4 million to support ongoing operations through payroll funding. For the six months ended June 30, 2020 we received grant proceeds of $37.1 million. We utilized $13.3 million of the grant proceeds to offset payroll expenses incurred for the three and six months ended June 30, 2020, respectively, and the remaining balance was included as restricted cash to offset subsequent payroll expenses incurred during 2020.

The support payments were conditioned on our agreement to refrain from conducting involuntary employee layoffs or furloughs through September 30, 2020. Other conditions include continuing essential air service as directed by DOT and certain limitations on executive compensation. Based on the amount received, we were not required to provide financial protection to the U.S. Department of the Treasury in conjunction with the payroll support obtained.

7.    CASH, CASH EQUIVALENTS, INVESTMENTS AND RESTRICTED CASH

Cash and cash equivalents consist of the following (in thousands):

	December 31, 2020
					Cash and
	Amortized	Unrealized	Unrealized	Fair	Cash
	Cost	Gains	Losses	Value	Equivalents
Cash	$209,327	$—	$—	$209,327	$209,327
Money market funds	103,472	—	—	103,472	103,472
Total	$312,799	$—	$—	$312,799	$312,799

	December 31, 2019
					Cash and
	Amortized	Unrealized	Unrealized	Fair	Cash
	Cost	Gains	Losses	Value	Equivalents
Cash	$65,938	$—	$—	$65,938	$65,938
Money market funds	18,108	—	—	18,108	18,108
Total	$84,046	$—	$—	$84,046	$84,046

Interest income from investments and cash equivalents of $0.5 million, $0.6 million, and $0.9 million were recorded in interest income in the consolidated statements of operations for the years ended December 31, 2020, 2019 and 2018, respectively.

A reconciliation of cash and cash equivalents and restricted cash from the consolidated balance sheets to the consolidated statements of cash flows is shown below (in thousands):

	December 31,
	2020	2019
Cash and cash equivalents	$312,799	$84,046
Restricted cash	12,077	12,394
Total	$324,876	$96,440

Air Carrier Payroll Support Program

On March 27, 2020, the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”) was signed into law. The CARES Act provides aid in the form of loans, grants, tax credits, and other forms of government assistance. Specifically, the CARES Act provided the airline industry with up to $25.0 billion in grants with assurances the support was to be used exclusively for employee salaries, wages, and benefits.

Wheels Up applied for government assistance under the Payroll Support Program from the U.S. Department of the Treasury as directed by the CARES Act. We were awarded a total grant of $76.4 million to support ongoing operations through payroll funding, which was all received by October 2020. We utilized all of the proceeds to offset payroll expenses incurred for the year ended December 31, 2020.

The support payments were conditioned on our agreement to refrain from conducting involuntary employee layoffs or furloughs through September 30, 2020. Other conditions include continuing essential air service as directed by DOT and certain limitations on executive compensation. Based on the amount received, we were not required to provide financial protection to the U.S. Department of the Treasury in conjunction with the payroll support obtained.

The CARES Act also provides for deferred payment of the employer portion of social security taxes through the end of 2020, with 50% of the deferred amount due December 31, 2021 and the remaining 50% due December 31, 2022. As of December 31, 2020, the total amount of deferred payments outstanding was $6.8 million. The amount due December 31, 2021 of $3.4 million was recorded in other current liabilities and the amount due December 31, 2022 of $3.4 million was recorded in other non-current liabilities on the consolidated balance sheet.